Marketable Securities	12 Months Ended
Mar. 31, 2023
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong Securities Exchange.

	March 31,
	2022	2023
Cost	$24,096	$24,292

Market value	$24,499	$20,722

Included in non-operating (expenses) income, net unrealized (loss) gain for the years ended March 31, 2021, 2022 and 2023 of $2,010, $872 and $(3,973) respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2021, 2022 and 2023 were $6,150, $11,245 and $3,854 respectively and realized gain from sales of marketable securities for the years ended March 31, 2021, 2022 and 2023 were $333, $1,073 and $581 respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.